ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 26, 2015
Income Tax Uncertainties [Abstract]
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2015	2014	2013
Gross unrecognized tax benefits beginning of year	$1,793	$1,923	$1,531
Increase in tax positions for prior years	—	—	230
Increase in tax positions for current year	754	556	481
Settlements with taxing authorities	—	—	—
Lapse in statute of limitations	(338)	(686)	(319)
Gross unrecognized tax benefits end of year	$2,209	$1,793	$1,923